SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 7:-	SUBSEQUENT EVENTS

On July 29, 2012 holders, in the aggregate, of $230 Convertible Notes, converted their Convertible Notes into a total of 92,742 ordinary shares. The outstanding associated bifurcated conversion feature of approximately $550 was accordingly allocated to equity.

The holders have also exercised their rights to acquire an aggregate of 39,407 additional ordinary shares at $0.48 per share.

On July 19, 2012, the Company performed a reverse stock split of four to one (see note 4a), in connection with the listing of its ordinary shares on the NASDAQ Capital Market.